Revenues	6 Months Ended
Jun. 30, 2020
Revenues
Revenues

10. Revenues

The Partnership has recognized the following amounts relating to revenues:

	For the three months ended		For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020
Revenues from time charters	90,509	84,448	180,696	175,801
Revenues from the Cool Pool	1,296	—	4,994	—
Total	91,805	84,448	185,690	175,801

Revenues from the Cool Pool for the three and six months ended June 30, 2019 relate only to the pool revenues received from the GasLog Shanghai and do not include the Net pool allocation to GasLog Partners of a gain of $1,024 and $1,058 for the three and six months ended June 30, 2019, respectively. The GasLog Shanghai exited the Cool Pool in June 2019.